Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 5.  Goodwill and Other Intangible Assets

Changes in the carrying amount of goodwill in the six months ended June 30, 2014, were as follows:

Balance at January 1, 2014	$—

Additions (see Note 3)	990,000

Balance at June 30, 2014	$990,000

Other intangible assets as of June 30, 2014, consist of:

	Gross	Net
	Carrying	Accumulated	Intangible
	Amount	Amortization	Assets

Purchased technology	$360,000	$50,000	$310,000
Customer lists and trademarks	1,500,000	199,000	1,301,000

Total as of June 30, 2014	$1,860,000	$249,000	$1,611,000

The estimated future amortization expenses by fiscal year are as follows:

Year ending December 31,
2014 (six months remaining)	$248,900
2015	449,900
2016	421,000
2017	313,900
2018	148,500
Thereafter	28,800

Total amortization	$1,611,000

Intangible asset amortization expense was $124,500 and nil for the three months ended June 30, 2014 and 2013, respectively, and $249,000 and nil for the six months ended June 30, 2014 and 2013, respectively.